Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue, Beginning	$ 190,017	$ 118,718
Gross Origination Fee Income	824,008	721,284
Amortization of Deferred Revenue	162,264	108,385
Deferred Revenue Ending	215,501	190,017
Manager’s Share [Member]
Gross Origination Fee Income	636,260	541,600
Company’s Share [Member]
Deferred Revenue, Beginning	190,017	118,718
Gross Origination Fee Income	187,748	179,684
Amortization of Deferred Revenue	162,264	108,385
Deferred Revenue Ending	$ 215,501	$ 190,017